Provision for Pension Plan - Over Funded Status (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 1,700,472	R$ 1,641,861
Current	1,080	6,539
Non-current	1,699,392	1,635,322
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total		21,323
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Total	1,329,931	1,272,889
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Total	317,500	362,251
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 53,041	R$ 28,044